Stock-based Compensation and Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Unrecognized compensation	$ 30,700
Unrecognized compensation weighted-average period	2 years 10 months 24 days
Reserved and available for issuance	350,000
Common Stock available for new issuances	250,000
Common Stock relating to a portion of outstanding stock options and restricted stock	100,000
Common stock, par value		$ 0.0001
Shares authorized	5,010,000,000
Common stock, shares authorized		96,248,541
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.0001
Common Stock Class B [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares issued		31,125,370
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000,000	54,307,968	54,307,968
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	41,925,572	41,925,572